Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill.
Schedule of change in the carrying amount of goodwill

Total
Balance as of December 31, 2018	$1,282,919
Changes due to foreign currency fluctuations	(77)
Balance as of June 30, 2019	$1,282,842

Balance as of December 31, 2016	$1,305,571
Acquisition	9,767
Measurement period adjustments	(4,175)
Impact of foreign currency fluctuations and other	90
Balance as of December 31, 2017	$1,311,253
Acquisition	21,527
Disposals	(49,349)
Impact of foreign currency fluctuations and other	(512)
Balance as of December 31, 2018	$1,282,919